Due from Financial Institutions	12 Months Ended
Dec. 31, 2019
Due From Financial Institution Abstract [Abstract]
Disclosure Of Cash And Bank Balances At Central Banks Explanatory

7. Due from Financial Institutions at Amortized Cost

Details of due from financial institutions as of December 31, 2018 and 2019, are as follows:

		Financial institutions	Interest rate(%)	2018		2019
				(In millions of Korean won)
Due from financial institutions in Korean won	Due from Bank of Korea	Bank of Korea	—	￦	8,723,761	￦	8,117,840
	Due from financial institutions	KEB Hana Bank and others	0.00~2.75		3,245,841		4,641,714
	Due from others	Korea Securities Finance Corporation and others	0.00~1.23		1,132,908		654,981

		Sub-total			13,102,510		13,414,535

Due from financial institutions in foreign currencies	Due from financial institutions	Bank of Korea and others	0.00~0.50		1,734,660		2,351,929
	Time deposits	INDUSTRIAL BANK CHANGSHA BR. and others	0.00~7.80		1,001,600		1,053,776
	Due from others	Morgan Stanley Bank International and others	0.00~8.00		1,379,537		1,327,432

		Sub-total			4,115,797		4,733,137

		Total		￦	17,218,307	￦	18,147,672

[1]	Before netting of allowance.

Restricted cash from financial institutions as of December 31, 2018 and 2019, are as follows:

		Financial Institutions	2018		2019		Reason for restriction
			(In millions of Korean won)
Due from financial institutions in Korean won	Due from Bank of Korea	Bank of Korea	￦	8,723,761	￦	8,117,840	Bank of Korea Act
	Due from Banking institution	NH Investment Securities and others		1,348,099		3,027,963	Net settlement and others
	Due from others	Korea Securities Finance Corporation and others		655,194		555,294	Derivatives margin account and others

		Sub-total		10,727,054		11,701,097

Due from financial institutions in foreign currencies	Due from financial institutions in foreign currencies	Bank of Korea and others		375,130		490,071	Bank of Korea Act and others
	Time deposits in foreign currencies	ICBC NEW YORK and others		30,538		31,443	Bank Act of the State of New York
	Due from others	Morgan Stanley Bank International and others		1,214,905		1,150,355	Derivatives margin account and others

		Sub-total		1,620,573		1,671,869

		Total	￦	12,347,627	￦	13,372,966

[1]	Before netting of allowance.

Changes in the allowances for due from financial institutions losses

Changes in the allowances for due from financial institutions losses for the year ended December 31, 2018 and 2019, are as follows:

	2018
	The financial instruments applying 12-month expected credit losses		The financial instruments applying lifetime expected credit losses
			Non-impaired		Impaired
	(In millions of Korean won)
Beginning[1]	￦	1,797	￦	—	￦	—
Transfer between stages		—		—		—
Transfer to 12-month expected credit losses		—		—		—
Transfer to lifetime expected credit losses		—		—		—
Impairment		—		—		—
Disposal		—		—		—
Provision for loan losses		221		—		—
Others (change of exchange rate, etc.)		1		—		—

Ending	￦	2,019	￦	—	￦	—

[1]	Prepared in accordance with IFRS 9.

	2019
	The financial instruments applying 12-month expected credit losses		The financial instruments applying lifetime expected credit losses
			Non-impaired		Impaired
	(In millions of Korean won)
Beginning	￦	2,019	￦	—	￦	—
Transfer between stages		—		—		—
Transfer to 12-month expected credit losses		—		—		—
Transfer to lifetime expected credit losses		—		—		—
Impairment		—		—		—
Disposal		—		—		—
Provision for loan losses		1,116		1,210		360
Others (change of exchange rate, etc.)		29		(22)		—

Ending	￦	3,164	￦	1,188	￦	360